Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) Type	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,182,650		$ 1,225,877
Other Liabilities	479,729		410,183
Grant and other non-current liabilities	$ 1,662,379		1,636,060
Number of grant types | Type	2
Income from grants	$ 29,719	$ 29,882
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,600	$ 29,800
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	755,000		771,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	426,000		452,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	363,000		$ 352,000
Class A membership investment				$ 300,000
Finance lease liabilities	$ 57,000